UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22700

Exchange Listed Funds Trust

(Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, Oklahoma 73120

(Address of principal executive offices) (Zip Code)

The Bank of New York Mellon

240 Greenwich Street

New York, New York 10286

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period: October 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

(a)	Insert a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

EXCHANGE LISTED FUNDS TRUST

QRAFT AI-Enhanced U.S. High Dividend ETF (HDIV)

   QRAFT AI-Enhanced U.S. Large Cap ETF (QRFT)

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF (AMOM)

  QRAFT AI-Enhanced U.S. Next Value ETF (NVQ)

Semi-Annual Report

October 31, 2022

(Unaudited)

Exchange Listed Funds Trust TABLE OF CONTENTS	October 31, 2022 (Unaudited)

Before investing you should carefully consider each Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Funds’ prospectus, a copy of which may be obtained by visiting the Funds’ website at www.qraftaietf.com. Please read the Funds’ prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee each Fund will achieve its investment objective. Each Fund, except for the QRAFT AI-Enhanced U.S. Large Cap ETF, is classified as a non-diversified investment company under the Investment Company Act of 1940 (the “1940 Act”). The QRAFT AI-Enhanced U.S. Large Cap ETF is classified as a diversified investment company under the 1940 Act. Concentration in a particular industry or sector will subject each Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of each Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from a Fund. Each Fund issues and redeems shares on a continuous basis, at net asset value (“NAV”), only in large blocks of shares (“Creation Units”).

Distributor: Foreside Fund Services, LLC

i

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.3%
COMMUNICATION SERVICES — 1.0%
News Corp., Class A	845	$14,255
Sirius XM Holdings, Inc.	5,194	31,372
		45,627
CONSUMER DISCRETIONARY — 26.2%
Advance Auto Parts, Inc.	86	16,333
Bath & Body Works, Inc.	337	11,249
Best Buy Co., Inc.	309	21,139
BRP, Inc.	132	8,824
Columbia Sportswear Co.	102	7,599
Crocs, Inc.*	101	7,146
Darden Restaurants, Inc.	170	24,334
Dick’s Sporting Goods, Inc.	85	9,670
Dollar Tree, Inc.*	294	46,599
DR Horton, Inc.	462	35,519
Garmin Ltd.	263	23,154
Genuine Parts Co.	189	33,616
Hasbro, Inc.	198	12,919
Home Depot, Inc. (The)	1,181	349,730
Lithia Motors, Inc., Class A	42	8,322
Lowe’s Cos., Inc.	792	154,400
Newell Brands, Inc.	636	8,783
O’Reilly Automotive, Inc.*	82	68,648
Penske Automotive Group, Inc.	110	12,278
Polaris, Inc.	92	9,347
Ross Stores, Inc.	461	44,113
Tapestry, Inc.	360	11,405
Target Corp.	592	97,236
Tempur Sealy International, Inc.	283	7,610
Tractor Supply Co.	149	32,746
Ulta Beauty, Inc.*	69	28,937
VF Corp.	543	15,340
Whirlpool Corp.	81	11,197
Williams-Sonoma, Inc.	100	12,383
Yum! Brands, Inc.	374	44,225
		1,174,801
CONSUMER STAPLES — 32.1%
Albertsons Cos., Inc., Class A	735	15,075
Altria Group, Inc.	2,314	107,069
BJ’s Wholesale Club Holdings, Inc.*	192	14,861
Casey’s General Stores, Inc.	55	12,799
Clorox Co. (The)	168	24,535
Colgate-Palmolive Co.	1,081	79,821
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
Coty, Inc., Class A*	1,309	$8,783
Estee Lauder Cos., Inc. (The), Class A	300	60,147
Flowers Foods, Inc.	331	9,503
Hershey Co. (The)	193	46,083
Kellogg Co.	452	34,723
Kimberly-Clark Corp.	440	54,762
Kroger Co. (The)	940	44,452
PepsiCo, Inc.	1,753	318,310
Philip Morris International, Inc.	1,977	181,587
Sysco Corp.	662	57,303
US Foods Holding Corp.*	343	10,208
Walmart, Inc.	2,513	357,675
		1,437,696
ENERGY — 3.1%
Antero Midstream Corp.	776	8,264
Enterprise Products Partners LP	2,819	71,180
Magellan Midstream Partners LP	295	15,915
MPLX LP	1,331	44,642
		140,001
FINANCIALS — 6.1%
AGNC Investment Corp., REIT	847	6,962
American Financial Group, Inc.	120	17,413
Annaly Capital Management, Inc., REIT	636	11,798
Citizens Financial Group, Inc.	672	27,485
FS KKR Capital Corp.	451	8,659
Invesco Ltd.	689	10,555
KeyCorp	1,276	22,802
Owl Rock Capital Corp.	649	7,704
Prudential Financial, Inc.	488	51,333
T Rowe Price Group, Inc.	302	32,060
Truist Financial Corp.	1,711	76,636
		273,407
HEALTH CARE — 4.2%
Cardinal Health, Inc.	368	27,931
CVS Health Corp.	1,675	158,623
		186,554
INDUSTRIALS — 7.0%
3M Co.	734	92,330
Acuity Brands, Inc.	51	9,362
AGCO Corp.	111	13,783
Donaldson Co., Inc.	187	10,743

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Fastenal Co.	760	$36,731
Ferguson PLC	282	30,811
Fortune Brands Home & Security, Inc.	193	11,642
Landstar System, Inc.	57	8,904
Lennox International, Inc.	52	12,146
Robert Half International, Inc.	159	12,157
Snap-On, Inc.	75	16,654
UFP Industries, Inc.	100	7,123
WESCO International, Inc.*	77	10,608
WW Grainger, Inc.	67	39,151
		312,145
INFORMATION TECHNOLOGY — 15.9%
Cisco Systems, Inc.	5,270	239,416
Hewlett Packard Enterprise Co.	1,772	25,286
International Business Machines Corp.	1,154	159,587
Juniper Networks, Inc.	468	14,321
Logitech International SA	241	11,963
National Instruments Corp.	209	7,980
NetApp, Inc.	303	20,989
Seagate Technology Holdings PLC	293	14,550
Texas Instruments, Inc.	1,164	186,973
Ubiquiti, Inc.	82	28,434
		709,499
MATERIALS — 3.1%
Dow, Inc.	943	44,076
Reliance Steel & Aluminum Co.	85	17,126
Southern Copper Corp.	1,012	47,533
Steel Dynamics, Inc.	253	23,795
United States Steel Corp.	386	7,859
		140,389
REAL ESTATE — 0.4%
Omega Healthcare Investors, Inc., REIT	349	11,091
Vornado Realty Trust, REIT	310	7,313
		18,404
UTILITIES — 0.2%
NextEra Energy Partners LP	128	9,481
TOTAL COMMON STOCKS (Cost $4,324,089)		4,448,004
	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.5%
Invesco Government & Agency Portfolio – Institutional Class, 3.07%(a)	22,518	$22,518
TOTAL SHORT TERM INVESTMENTS (Cost $22,518)		22,518
TOTAL INVESTMENTS — 99.8% (Cost $4,346,607)		4,470,522
Other Assets in Excess of Liabilities — 0.2%		10,146
TOTAL NET ASSETS — 100.0%		$4,480,668

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT  :  Real Estate Investment Trust

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. High Dividend ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	1.0%
Consumer Discretionary	26.2%
Consumer Staples	32.1%
Energy	3.1%
Financials	6.1%
Health Care	4.2%
Industrials	7.0%
Information Technology	15.9%
Materials	3.1%
Real Estate	0.4%
Utilities	0.2%
Total Common Stocks	99.3%
Short-Term Investments	0.5%
Total Investments	99.8%
Other Assets in Excess of Liabilities	0.2%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 3.4%
Activision Blizzard, Inc.	65	$4,732
Alphabet, Inc., Class A*	1,025	96,873
AT&T, Inc.	591	10,774
BCE, Inc.	171	7,712
Comcast Corp., Class A	369	11,712
Electronic Arts, Inc.	27	3,401
Meta Platforms, Inc., Class A*	190	17,700
Netflix, Inc.*	37	10,800
TELUS Corp.	261	5,452
T-Mobile US, Inc.*	103	15,611
Verizon Communications, Inc.	346	12,930
Walt Disney Co. (The)*	150	15,981
Warner Bros Discovery, Inc.*	241	3,133
		216,811
CONSUMER DISCRETIONARY — 8.9%
Airbnb, Inc., Class A*	31	3,314
Amazon.com, Inc.*	855	87,586
AutoZone, Inc.*	2	5,066
Booking Holdings, Inc.*	3	5,608
Chipotle Mexican Grill, Inc.*	3	4,495
Coupang, Inc.*	134	2,314
Dollar Tree, Inc.*	24	3,804
Ferrari NV	17	3,345
Ford Motor Co.	325	4,345
Home Depot, Inc. (The)	85	25,171
Las Vegas Sands Corp.*	76	2,889
Lowe’s Cos., Inc.	52	10,137
Lululemon Athletica, Inc.*	349	114,835
Magna International, Inc.	66	3,678
McDonald’s Corp.	60	16,360
MercadoLibre, Inc.*	3	2,705
Murphy USA, Inc.	204	64,160
NVR, Inc.*	17	72,042
O’Reilly Automotive, Inc.*	5	4,186
Pool Corp.	132	40,158
Rivian Automotive, Inc., Class A*	89	3,112
Ross Stores, Inc.	29	2,775
Starbucks Corp.	94	8,140
Stellantis NV	312	4,218
Target Corp.	38	6,242
	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Tesla, Inc.*	262	$59,616
TJX Cos., Inc. (The)	96	6,922
Yum! Brands, Inc.	28	3,311
		570,534
CONSUMER STAPLES — 3.9%
Altria Group, Inc.	150	6,940
Archer-Daniels-Midland Co.	45	4,364
Coca-Cola Co. (The)	359	21,486
Colgate-Palmolive Co.	69	5,095
Costco Wholesale Corp.	157	78,736
Estee Lauder Cos., Inc. (The), Class A	18	3,609
General Mills, Inc.	49	3,997
Hershey Co. (The)	15	3,582
Hormel Foods Corp.	45	2,090
Kimberly-Clark Corp.	28	3,485
Kroger Co. (The)	73	3,452
Mondelez International, Inc., Class A	115	7,070
Monster Beverage Corp.*	45	4,217
PepsiCo, Inc.	115	20,882
Philip Morris International, Inc.	129	11,849
Procter & Gamble Co. (The)	199	26,799
Sysco Corp.	42	3,636
Walgreens Boots Alliance, Inc.	86	3,139
Walmart, Inc.	227	32,309
		246,737
ENERGY — 4.6%
Canadian Natural Resources Ltd.	218	13,067
Cenovus Energy, Inc.	371	7,494
Chevron Corp.	163	29,487
ConocoPhillips	108	13,618
Coterra Energy, Inc.	1,865	58,057
Devon Energy Corp.	54	4,177
Enbridge, Inc.	381	14,840
Energy Transfer LP	308	3,933
Enterprise Products Partners LP	1,446	36,512
EOG Resources, Inc.	48	6,553
Exxon Mobil Corp.	347	38,451
Hess Corp.	31	4,374
Marathon Petroleum Corp.	45	5,113

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
MPLX LP	101	$3,388
Occidental Petroleum Corp.	78	5,663
Ovintiv, Inc.	59	2,988
Pembina Pipeline Corp.	104	3,433
Phillips 66	39	4,067
Pioneer Natural Resources Co.	20	5,128
Schlumberger NV	116	6,035
Suncor Energy, Inc.	267	9,182
TC Energy Corp.	185	8,125
Valero Energy Corp.	33	4,143
Williams Cos., Inc. (The)	121	3,960
		291,788
FINANCIALS — 18.9%
Aflac, Inc.	65	4,232
Allstate Corp. (The)	279	35,224
American Express Co.	62	9,204
American International Group, Inc.	79	4,503
Ameriprise Financial, Inc.	10	3,091
Aon PLC, Class A	202	56,861
Apollo Global Management, Inc.	58	3,211
Arthur J Gallagher & Co.	208	38,913
Bank of America Corp.	666	24,003
Bank of Montreal	122	11,234
Bank of New York Mellon Corp. (The)	80	3,369
Bank of Nova Scotia (The)	227	10,969
Berkshire Hathaway, Inc., Class B*	417	123,053
BlackRock, Inc.	73	47,151
Blackstone, Inc.	59	5,377
Brookfield Asset Management, Inc., Class A	295	11,685
Canadian Imperial Bank of Commerce	171	7,765
Capital One Financial Corp.	32	3,393
Charles Schwab Corp. (The)	150	11,950
Chubb Ltd.	35	7,521
Citigroup, Inc.	160	7,338
CME Group, Inc.	30	5,199
Discover Financial Services	24	2,507
Erie Indemnity Co., Class A	336	86,355
Fidelity National Financial, Inc.	1,496	58,912
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Franklin Resources, Inc.	1,861	$43,640
Goldman Sachs Group, Inc. (The)	29	9,991
Intercontinental Exchange, Inc.	45	4,301
JPMorgan Chase & Co.	242	30,463
KKR & Co., Inc.	59	2,869
M&T Bank Corp.	17	2,862
Manulife Financial Corp.	362	5,991
MarketAxess Holdings, Inc.	301	73,456
Marsh & McLennan Cos., Inc.	392	63,304
MetLife, Inc.	66	4,832
Moody’s Corp.	153	40,525
Morgan Stanley	144	11,832
MSCI, Inc.	9	4,220
Nasdaq, Inc.	51	3,174
PNC Financial Services Group, Inc. (The)	34	5,502
Progressive Corp. (The)	48	6,163
Prudential Financial, Inc.	37	3,892
Raymond James Financial, Inc.	510	60,251
Royal Bank of Canada	263	24,320
S&P Global, Inc.	281	90,271
Sun Life Financial, Inc.	110	4,670
Synchrony Financial	1,047	37,231
Toronto-Dominion Bank (The)	339	21,693
Truist Financial Corp.	109	4,882
US Bancorp	122	5,179
Wells Fargo & Co.	313	14,395
Willis Towers Watson PLC	180	39,278
		1,202,207
HEALTH CARE — 13.2%
Abbott Laboratories	144	14,247
AbbVie, Inc.	146	21,374
Agilent Technologies, Inc.	24	3,320
Alcon, Inc.	49	2,973
AmerisourceBergen Corp.	22	3,459
Amgen, Inc.	45	12,166
Baxter International, Inc.	51	2,772
Becton Dickinson and Co.	24	5,663
Biogen, Inc.*	15	4,252
Boston Scientific Corp.*	117	5,044
Bristol-Myers Squibb Co.	176	13,635
Centene Corp.*	581	49,461

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Charles River Laboratories International, Inc.*	153	$32,474
Cigna Corp.	281	90,780
CVS Health Corp.	108	10,228
Danaher Corp.	59	14,849
DaVita, Inc.*	428	31,248
Dexcom, Inc.*	39	4,710
Edwards Lifesciences Corp.*	52	3,766
Elevance Health, Inc.	19	10,389
Eli Lilly & Co.	79	28,605
Gilead Sciences, Inc.	103	8,081
Humana, Inc.	238	132,823
IDEXX Laboratories, Inc.*	7	2,518
Illumina, Inc.*	17	3,890
Intuitive Surgical, Inc.*	30	7,394
IQVIA Holdings, Inc.*	17	3,564
Johnson & Johnson	218	37,925
McKesson Corp.	97	37,769
Medtronic PLC	109	9,520
Merck & Co., Inc.	209	21,151
Moderna, Inc.*	32	4,811
Pfizer, Inc.	464	21,599
Regeneron Pharmaceuticals, Inc.*	10	7,487
ResMed, Inc.	11	2,461
Seagen, Inc.*	17	2,162
Stryker Corp.	31	7,106
Thermo Fisher Scientific, Inc.	33	16,961
UnitedHealth Group, Inc.	240	133,236
Vertex Pharmaceuticals, Inc.*	21	6,552
Zoetis, Inc.	38	5,730
		838,155
INDUSTRIALS — 14.9%
3M Co.	46	5,786
AMETEK, Inc.	19	2,464
Boeing Co. (The)*	49	6,983
Booz Allen Hamilton Holding Corp.	949	103,299
Builders FirstSource, Inc.*	772	47,601
CACI International, Inc., Class A*	168	51,077
Canadian National Railway Co.	129	15,279
Canadian Pacific Railway Ltd.	759	56,538
Carrier Global Corp.	85	3,380
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Caterpillar, Inc.	45	$9,741
CH Robinson Worldwide, Inc.	543	53,062
Cintas Corp.	128	54,726
Copart, Inc.*	24	2,760
CoStar Group, Inc.*	33	2,730
CSX Corp.	179	5,202
Cummins, Inc.	15	3,668
Deere & Co.	24	9,500
Eaton Corp. PLC	32	4,802
Emerson Electric Co.	49	4,243
Expeditors International of Washington, Inc.	490	47,946
Fastenal Co.	923	44,609
FedEx Corp.	22	3,526
General Dynamics Corp.	24	5,995
General Electric Co.	91	7,081
Honeywell International, Inc.	56	11,425
Illinois Tool Works, Inc.	25	5,338
JB Hunt Transport Services, Inc.	299	51,150
Johnson Controls International PLC	68	3,933
L3Harris Technologies, Inc.	18	4,436
Leidos Holdings, Inc.	447	45,411
Lockheed Martin Corp.	90	43,801
Masco Corp.	655	30,307
Norfolk Southern Corp.	19	4,333
Northrop Grumman Corp.	12	6,588
Old Dominion Freight Line, Inc.	10	2,746
Otis Worldwide Corp.	42	2,967
PACCAR, Inc.	34	3,292
Parker-Hannifin Corp.	10	2,906
Quanta Services, Inc.	256	36,362
Raytheon Technologies Corp.	122	11,568
Republic Services, Inc.	26	3,448
Ritchie Bros Auctioneers, Inc.	623	40,701
Rockwell Automation, Inc.	10	2,553
Thomson Reuters Corp.	92	9,778
Trane Technologies PLC	24	3,831
TransDigm Group, Inc.	3	1,727
Uber Technologies, Inc.*	163	4,331
Union Pacific Corp.	241	47,511
Verisk Analytics, Inc.	17	3,108

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	October 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Waste Connections, Inc.	48	$6,332
Waste Management, Inc.	34	5,385
WW Grainger, Inc.	3	1,753
		949,019
INFORMATION TECHNOLOGY — 16.8%
Accenture PLC, Class A	54	15,331
Adobe, Inc.*	38	12,103
Advanced Micro Devices, Inc.*	134	8,048
Amphenol Corp., Class A	49	3,716
Analog Devices, Inc.	43	6,133
Apple, Inc.	1,348	206,702
Applied Materials, Inc.	73	6,445
Arista Networks, Inc.*	24	2,901
Atlassian Corp., Class A*	15	3,041
Autodesk, Inc.*	17	3,643
Automatic Data Processing, Inc.	34	8,218
Block, Inc.*	52	3,124
Broadcom, Inc.	33	15,514
Cadence Design Systems, Inc.*	24	3,633
CGI, Inc.*	609	49,006
Cisco Systems, Inc.	342	15,537
Cognizant Technology Solutions Corp., Class A	1,133	70,529
Corning, Inc.	84	2,702
Crowdstrike Holdings, Inc., Class A*	17	2,740
Datadog, Inc., Class A*	28	2,254
Enphase Energy, Inc.*	10	3,070
EPAM Systems, Inc.*	155	54,250
Fidelity National Information Services, Inc.	51	4,233
Fiserv, Inc.*	52	5,342
Fortinet, Inc.*	80	4,573
Genpact Ltd.	1,106	53,641
Global Payments, Inc.	27	3,085
GLOBALFOUNDRIES, Inc.*	45	2,552
HP, Inc.	102	2,817
Intel Corp.	339	9,638
International Business Machines Corp.	73	10,095
Intuit, Inc.	24	10,260
Keysight Technologies, Inc.*	17	2,961
KLA Corp.	12	3,797
	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Lam Research Corp.	10	$4,048
Marvell Technology, Inc.	85	3,373
Mastercard, Inc., Class A	80	26,254
Microchip Technology, Inc.	56	3,457
Micron Technology, Inc.	91	4,923
Microsoft Corp.	626	145,313
Motorola Solutions, Inc.	17	4,245
NVIDIA Corp.	206	27,804
NXP Semiconductors NV	25	3,652
ON Semiconductor Corp.*	43	2,642
Oracle Corp.	220	17,175
Palo Alto Networks, Inc.*	24	4,118
Paychex, Inc.	286	33,837
PayPal Holdings, Inc.*	95	7,940
QUALCOMM, Inc.	93	10,942
Roper Technologies, Inc.	10	4,145
Salesforce, Inc.*	81	13,170
ServiceNow, Inc.*	17	7,153
Shopify, Inc., Class A*	223	7,633
Snowflake, Inc., Class A*	26	4,168
Synopsys, Inc.*	12	3,511
TD SYNNEX Corp.	724	66,253
TE Connectivity Ltd.	31	3,789
Texas Instruments, Inc.	76	12,208
Trade Desk, Inc. (The), Class A*	38	2,023
Visa, Inc., Class A	136	28,174
VMware, Inc., Class A	35	3,939
Workday, Inc., Class A*	19	2,961
		1,070,484
MATERIALS — 4.8%
Agnico Eagle Mines Ltd.	87	3,825
Air Products and Chemicals, Inc.	136	34,054
Albemarle Corp.	10	2,799
Barrick Gold Corp.	2,676	40,220
Corteva, Inc.	59	3,855
Dow, Inc.	73	3,412
DuPont de Nemours, Inc.	51	2,917
Ecolab, Inc.	28	4,398
Franco-Nevada Corp.	37	4,573
Kinross Gold Corp.	13,643	49,524
Linde PLC	41	12,191
See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
MATERIALS (Continued)
LyondellBasell Industries NV, Class A	27	$2,064
Newmont Corp.	801	33,898
Nucor Corp.	26	3,416
Nutrien Ltd.	104	8,788
PPG Industries, Inc.	24	2,740
Royal Gold, Inc.	475	45,106
Sherwin-Williams Co. (The)	22	4,951
Southern Copper Corp.	785	36,872
Teck Resources Ltd., Class B	101	3,074
Wheaton Precious Metals Corp.	101	3,302
		305,979
REAL ESTATE — 5.6%
American Tower Corp., REIT	163	33,772
AvalonBay Communities, Inc., REIT	11	1,926
Crown Castle International Corp., REIT	36	4,797
Digital Realty Trust, Inc., REIT	28	2,807
EastGroup Properties, Inc., REIT	450	70,510
Equinix, Inc., REIT	8	4,532
Equity Residential, REIT	31	1,954
First Industrial Realty Trust, Inc., REIT	1,339	63,777
Gaming and Leisure Properties, Inc., REIT	919	46,060
Kimco Realty Corp., REIT	1,577	33,716
Prologis, Inc., REIT	402	44,522
Public Storage, REIT	15	4,646
Realty Income Corp., REIT	528	32,879
SBA Communications Corp., REIT	10	2,699
Simon Property Group, Inc., REIT	32	3,487
VICI Properties, Inc., REIT	94	3,010
Welltower, Inc., REIT	45	2,747
		357,841
UTILITIES — 4.7%
American Electric Power Co., Inc.	44	3,869
Brookfield Infrastructure Partners LP	87	3,165
CMS Energy Corp.	547	31,206
Consolidated Edison, Inc.	30	2,639
Constellation Energy Corp.	27	2,553
Dominion Energy, Inc.	68	4,758
	Number of Shares	Value
COMMON STOCKS (Continued)
UTILITIES (Continued)
Duke Energy Corp.	64	$5,964
Entergy Corp.	371	39,749
Evergy, Inc.	549	33,560
Eversource Energy	423	32,266
Exelon Corp.	80	3,087
Fortis, Inc.	89	3,471
NextEra Energy, Inc.	169	13,097
PG&E Corp.*	175	2,613
Public Service Enterprise Group, Inc.	50	2,804
Sempra Energy	261	39,395
Southern Co. (The)	478	31,299
WEC Energy Group, Inc.	26	2,375
Xcel Energy, Inc.	626	40,759
		298,629
TOTAL COMMON STOCKS (Cost $6,625,502)		6,348,184

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 3.07%(a)	19,858	19,858
TOTAL SHORT TERM INVESTMENTS (Cost $19,858)		19,858
TOTAL INVESTMENTS — 100.0% (Cost $6,645,360)		6,368,042
Other Assets in Excess of Liabilities — 0.0%		530
TOTAL NET ASSETS — 100.0%		$6,368,572

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT  :  Real Estate Investment Trust

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	3.4%
Consumer Discretionary	8.9%
Consumer Staples	3.9%
Energy	4.6%
Financials	18.9%
Health Care	13.2%
Industrials	14.9%
Information Technology	16.8%
Materials	4.8%
Real Estate	5.6%
Utilities	4.7%
Total Common Stocks	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.7%
CONSUMER DISCRETIONARY — 22.6%
AutoZone, Inc.*	101	$255,821
Dollar Tree, Inc.*	1,370	217,145
Home Depot, Inc. (The)	2,957	875,656
Lowe’s Cos., Inc.	2,191	427,136
Lululemon Athletica, Inc.*	703	231,315
Murphy USA, Inc.	449	141,215
O’Reilly Automotive, Inc.*	317	265,383
Tractor Supply Co.	865	190,101
		2,603,772
CONSUMER STAPLES — 15.4%
BJ’s Wholesale Club Holdings, Inc.*	1,823	141,100
Casey’s General Stores, Inc.	625	145,444
Flowers Foods, Inc.	4,887	140,306
Hershey Co. (The)	869	207,491
Sysco Corp.	2,834	245,311
Walmart, Inc.	6,291	895,398
		1,775,050
ENERGY — 18.5%
Cenovus Energy, Inc.	18,631	376,346
Civitas Resources, Inc.	2,085	145,762
Continental Resources, Inc.	2,549	188,550
EOG Resources, Inc.	2,490	339,935
Hess Corp.	1,791	252,674
HF Sinclair Corp.	2,554	156,228
Marathon Petroleum Corp.	2,379	270,302
PBF Energy, Inc., Class A*	3,360	148,680
Valero Energy Corp.	2,032	255,118
		2,133,595
HEALTH CARE — 11.9%
AMN Healthcare Services, Inc.*	1,123	140,937
Chemed Corp.	283	132,124
Humana, Inc.	552	308,060
McKesson Corp.	689	268,276
Mettler-Toledo International, Inc.*	158	199,859
Vertex Pharmaceuticals, Inc.*	1,040	324,480
		1,373,736
INDUSTRIALS — 12.9%
Advanced Drainage Systems, Inc.	1,080	125,151
Applied Industrial Technologies, Inc.	1,142	142,042
Builders FirstSource, Inc.*	2,223	137,070
Carlisle Cos., Inc.	518	123,698
	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
CH Robinson Worldwide, Inc.	1,435	$140,228
Fastenal Co.	3,825	184,862
Landstar System, Inc.	837	130,756
Rollins, Inc.	4,371	183,932
UFP Industries, Inc.	1,642	116,960
WW Grainger, Inc.	351	205,107
		1,489,806
INFORMATION TECHNOLOGY — 5.9%
Enphase Energy, Inc.*	738	226,566
Fair Isaac Corp.*	326	156,102
Qualys, Inc.*	868	123,742
Ubiquiti, Inc.	521	180,656
		687,066
MATERIALS — 12.5%
CF Industries Holdings, Inc.	1,632	173,416
ICL Group Ltd.	16,503	148,857
Mosaic Co. (The)	3,116	167,485
Nucor Corp.	1,684	221,244
Nutrien Ltd.	4,623	390,643
Reliance Steel & Aluminum Co.	772	155,543
Steel Dynamics, Inc.	1,984	186,595
		1,443,783
TOTAL COMMON STOCKS (Cost $10,777,995)		11,506,808

SHORT-TERM INVESTMENTS — 0.3%
Invesco Government & Agency Portfolio – Institutional Class, 3.07%(a)	36,041	36,041
TOTAL SHORT TERM INVESTMENTS (Cost $36,041)		36,041
TOTAL INVESTMENTS — 100.0% (Cost $10,814,036)		11,542,849
Other Assets in Excess of Liabilities — 0.0%		393
TOTAL NET ASSETS — 100.0%		$11,543,242

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Large Cap Momentum ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Consumer Discretionary	22.6%
Consumer Staples	15.4%
Energy	18.5%
Health Care	11.9%
Industrials	12.9%
Information Technology	5.9%
Materials	12.5%
Total Common Stocks	99.7%
Short-Term Investments	0.3%
Total Investments	100.0%
Other Assets in Excess of Liabilities	0.0%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS	October 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS — 99.7%
COMMUNICATION SERVICES — 3.0%
Gray Television, Inc.	3,000	$42,450
Liberty Global PLC, Class A*	2,492	42,015
Nexstar Media Group, Inc., Class A	306	52,418
TEGNA, Inc.	1,532	31,988
		168,871
CONSUMER DISCRETIONARY — 5.5%
Century Communities, Inc.	406	18,071
Group 1 Automotive, Inc.	100	17,300
KB Home	453	13,056
Lithia Motors, Inc., Class A	142	28,137
MDC Holdings, Inc.	1,609	49,010
Meritage Homes Corp.*	480	36,557
Penske Automotive Group, Inc.	341	38,062
Taylor Morrison Home Corp.*	704	18,543
Toll Brothers, Inc.	675	29,079
Tri Pointe Homes, Inc.*	3,637	60,920
		308,735
CONSUMER STAPLES — 2.0%
Nomad Foods Ltd*	878	13,521
Tyson Foods, Inc., Class A	1,275	87,146
United Natural Foods, Inc.*	304	12,893
		113,560
ENERGY — 7.7%
Civitas Resources, Inc.	502	35,095
Coterra Energy, Inc.	3,896	121,282
Energy Transfer LP	13,376	170,812
Euronav NV	1,248	22,252
Frontline Ltd.	1,691	21,239
NuStar Energy LP	691	11,125
Plains All American Pipeline LP	3,263	39,058
World Fuel Services Corp.	412	10,502
		431,365
FINANCIALS — 43.9%
American Equity Investment Life Holding Co.	781	33,646
American International Group, Inc.	3,272	186,504
Ameris Bancorp	395	20,346
Associated Banc-Corp.	1,002	24,399
Assured Guaranty Ltd.	313	18,526
Atlantic Union Bankshares Corp.	393	13,574
Axis Capital Holdings Ltd.	399	21,813
Banner Corp.	251	18,762
	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Cadence Bank	1,033	$28,562
Citizens Financial Group, Inc.	2,313	94,602
CNA Financial Corp.	1,720	71,724
Columbia Banking System, Inc.	562	18,810
Enstar Group Ltd.*	176	35,292
First Financial Bancorp	656	17,102
First Interstate BancSystem, Inc., Class A	507	23,124
Flagstar Bancorp, Inc.	744	28,793
FNB Corp./PA	2,884	41,674
FS KKR Capital Corp.	1,845	35,424
Fulton Financial Corp.	1,239	22,587
Genworth Financial, Inc., Class A*	9,201	42,969
Hope Bancorp, Inc.	731	9,920
Horace Mann Educators Corp.	594	23,439
Invesco Ltd.	2,699	41,349
Jefferies Financial Group, Inc.	1,274	43,838
Lincoln National Corp.	1,101	59,311
Loews Corp.	1,117	63,691
M&T Bank Corp.	757	127,456
MetLife, Inc.	3,834	280,687
Nelnet, Inc., Class A	390	34,745
New York Community Bancorp, Inc.	5,138	47,835
Old National Bancorp	1,427	27,912
Prospect Capital Corp.	1,981	14,382
Prosperity Bancshares, Inc.	573	41,010
Provident Financial Services, Inc.	451	10,111
Prudential Financial, Inc.	1,685	177,245
Radian Group, Inc.	1,045	21,809
Reinsurance Group of America, Inc.	398	58,574
Renasant Corp.	386	15,583
Simmons First National Corp., Class A	636	15,181
SouthState Corp.	376	34,002
Towne Bank/Portsmouth VA	446	14,691
Truist Financial Corp.	5,490	245,897
Trustmark Corp.	459	16,786
United Bankshares, Inc./WV	929	39,343
Unum Group	1,945	88,673
Valley National Bancorp	3,401	40,370
WesBanco, Inc.	382	15,448
White Mountains Insurance Group Ltd.	28	39,652
		2,447,173

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SCHEDULE OF INVESTMENTS (Concluded)	October 31, 2022 (Unaudited)
	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE — 20.3%
Bio-Rad Laboratories, Inc., Class A*	144	$50,646
Centene Corp.*	2,583	219,891
Cigna Corp.	1,436	463,914
CVS Health Corp.	4,178	395,657
		1,130,108
INDUSTRIALS — 6.8%
AerCap Holdings NV*	1,220	65,160
Air Lease Corp.	1,431	50,500
Boise Cascade Co.	356	23,770
CACI International, Inc., Class A*	227	69,015
GATX Corp.	259	27,120
Hub Group, Inc., Class A*	290	22,504
ICF International, Inc.	175	20,935
Ryder System, Inc.	248	19,967
Trinity Industries, Inc.	683	19,486
UniFirst Corp./MA	83	15,273
WESCO International, Inc.*	347	47,806
		381,536
INFORMATION TECHNOLOGY — 5.4%
Arrow Electronics, Inc.*	493	49,921
Avnet, Inc.	645	25,923
Global Payments, Inc.	1,227	140,197
Sanmina Corp.*	323	18,104
TD SYNNEX Corp.	723	66,162
		300,307
MATERIALS — 4.4%
Eldorado Gold Corp.*	3,772	21,085
Greif, Inc., Class A	732	48,466
Reliance Steel & Aluminum Co.	364	73,339
Westlake Corp.	605	58,473
Westrock Co.	1,202	40,940
		242,303
REAL ESTATE — 0.7%
Sabra Health Care REIT, Inc., REIT	1,286	17,567
SL Green Realty Corp., REIT	510	20,237
		37,804
TOTAL COMMON STOCKS (Cost $5,284,491)		5,561,762
	Number of Shares	Value
SHORT-TERM INVESTMENTS — 0.2%
Invesco Government & Agency Portfolio – Institutional Class, 3.07%(a)	13,280	$13,280
TOTAL SHORT TERM INVESTMENTS (Cost $13,280)		13,280
TOTAL INVESTMENTS — 99.9% (Cost $5,297,771)		5,575,042
Other Assets in Excess of Liabilities — 0.1%		1,236
TOTAL NET ASSETS — 100.0%		$5,576,278

*   Non-income producing security.

(a)  The rate is the annualized seven-day yield at period end.

REIT  :  Real Estate Investment Trust

See accompanying Notes to Financial Statements.

QRAFT AI-Enhanced U.S. Next Value ETF SUMMARY OF INVESTMENTS	October 31, 2022 (Unaudited)
Security Type/Sector	Percent of Total Net Assets
Common Stocks
Communication Services	3.0%
Consumer Discretionary	5.5%
Consumer Staples	2.0%
Energy	7.7%
Financials	43.9%
Health Care	20.3%
Industrials	6.8%
Information Technology	5.4%
Materials	4.4%
Real Estate	0.7%
Total Common Stocks	99.7%
Short-Term Investments	0.2%
Total Investments	99.9%
Other Assets in Excess of Liabilities	0.1%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF ASSETS AND LIABILITIES	October 31, 2022 (Unaudited)
	QRAFT AI-Enhanced U.S. High Dividend ETF	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. Next Value ETF
Assets:
Investments, at value	$4,470,522	$6,368,042	$11,542,849	$5,575,042
Cash	58	489	—	—
Dividends receivable	10,806	3,366	4,932	4,578
Investment securities sold	1,339	687	—	—
Foreign tax reclaim	673	38	2,871	—
Total Assets	4,483,398	6,372,622	11,550,652	5,579,620

Liabilities:
Advisory fee payable	2,730	4,050	7,410	3,342
Total Liabilities	2,730	4,050	7,410	3,342

Net Assets	$4,480,668	$6,368,572	$11,543,242	$5,576,278

Net Assets Consist of:
Paid-in capital	$5,288,324	$10,721,512	$24,953,082	$6,416,410
Distributable earnings (loss)	(807,656)	(4,352,940)	(13,409,840)	(840,132)
Net Assets	$4,480,668	$6,368,572	$11,543,242	$5,576,278

Net Assets	$4,480,668	$6,368,572	$11,543,242	$5,576,278
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	150,000	175,001	425,001	175,000
Net Asset Value, Offering and Redemption Price Per Share	$29.87	$36.39	$27.16	$31.86
Investments, at cost	$4,346,607	$6,645,360	$10,814,036	$5,297,771

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF OPERATIONS
	QRAFT AI-Enhanced U.S. High Dividend ETF	QRAFT AI-Enhanced U.S. Large Cap ETF	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	QRAFT AI-Enhanced U.S. Next Value ETF
	For the Six Months Ended October 31, 2022 (Unaudited)	For the Six Months Ended October 31, 2022 (Unaudited)	For the Six Months Ended October 31, 2022 (Unaudited)	For the Six Months Ended October 31, 2022 (Unaudited)
Investment Income:
Dividends*	$78,241	$79,432	$122,570	$53,636
Total Investment Income	78,241	79,432	122,570	53,636

Expenses:
Advisory fees	19,045	35,198	51,983	20,466
Total Expenses	19,045	35,198	51,983	20,466
Net Investment Income (Loss)	59,196	44,234	70,587	33,170

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(565,153)	(1,716,334)	(3,174,558)	(501,146)
In-kind redemptions	221,423	125,856	678,793	88,171
Foreign currency transactions	—	2	—	—
Net realized gain (loss)	(343,730)	(1,590,476)	(2,495,765)	(412,975)
Net change in unrealized appreciation (depreciation) on:
Investments	169,688	819,327	1,876,879	471,843
Net change in unrealized appreciation (depreciation)	169,688	819,327	1,876,879	471,843
Net realized and unrealized gain (loss)	(174,042)	(771,149)	(618,886)	58,868
Net Increase (Decrease) in Net Assets Resulting from Operations	$(114,846)	$(726,915)	$(548,299)	$92,038
* Net of foreign withholding taxes	$135	$1,297	$5,263	$16
See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS
	QRAFT AI-Enhanced U.S. High Dividend ETF		QRAFT AI-Enhanced U.S. Large Cap ETF
	For the Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$59,196	$121,633	$44,234	$28,079
Net realized gain (loss)	(343,730)	442,863	(1,590,476)	1,335,248
Change in net unrealized appreciation (depreciation)	169,688	(288,760)	819,327	(1,771,962)
Net Increase (Decrease) in Net Assets Resulting from Operations	(114,846)	275,736	(726,915)	(408,635)

Distributions to Shareholders	(66,657)	(119,751)	(40,108)	(12,969)

Capital Transactions:
Proceeds from shares issued	2,150,279	10,245,459	3,743,500	33,253,331
Cost of shares redeemed	(2,914,871)	(10,277,772)	(8,229,083)	(41,521,513)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(764,592)	(32,313)	(4,485,583)	(8,268,182)
Total Increase (Decrease) in Net Assets	(946,095)	123,672	(5,252,606)	(8,689,786)

Net Assets:
Beginning of period	5,426,763	5,303,091	11,621,178	20,310,964
End of period	$4,480,668	$5,426,763	$6,368,572	$11,621,178

Change in Shares Outstanding:
Shares outstanding, beginning of period	175,000	175,000	300,001	500,001
Shares issued	75,000	325,000	100,000	775,000
Shares redeemed	(100,000)	(325,000)	(225,000)	(975,000)
Shares outstanding, end of period	150,000	175,000	175,001	300,001

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST STATEMENTS OF CHANGES IN NET ASSETS (Concluded)
	QRAFT AI-Enhanced U.S. Large Cap Momentum ETF		QRAFT AI-Enhanced U.S. Next Value ETF
	For the Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022	For the Six Months Ended October 31, 2022 (Unaudited)	Year Ended April 30, 2022
From Investment Activities:
Operations:
Net investment income (loss)	$70,587	$7,984	$33,170	$98,152
Net realized gain (loss)	(2,495,765)	(2,585,937)	(412,975)	584,404
Change in net unrealized appreciation (depreciation)	1,876,879	(1,710,381)	471,843	(497,144)
Net Increase (Decrease) in Net Assets Resulting from Operations	(548,299)	(4,288,334)	92,038	185,412

Distributions to Shareholders	(64,887)	(206,693)	(36,008)	(105,822)

Capital Transactions:
Proceeds from shares issued	8,566,622	106,001,332	769,798	17,074,429
Cost of shares redeemed	(12,350,152)	(107,558,504)	(768,296)	(16,375,345)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,783,530)	(1,557,172)	1,502	699,084
Total Increase (Decrease) in Net Assets	(4,396,716)	(6,052,199)	57,532	778,674

Net Assets:
Beginning of period	15,939,958	21,992,157	5,518,746	4,740,072
End of period	$11,543,242	$15,939,958	$5,576,278	$5,518,746

Change in Shares Outstanding:
Shares outstanding, beginning of period	575,001	625,001	175,000	150,000
Shares issued	325,000	2,925,000	25,000	525,000
Shares redeemed	(475,000)	(2,975,000)	(25,000)	(500,000)
Shares outstanding, end of period	425,001	575,001	175,000	175,000

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS
QRAFT AI-Enhanced U.S. High Dividend ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30		For the period February 26, 2020(1) through April 30, 2020
			2022	2021
Net Asset Value, beginning of period	$31.01		$30.30	$22.18	$24.79
Investment Activities
Net investment income (loss)(2)	0.35		0.63	0.53	0.09
Net realized and unrealized gain (loss)	(1.09)		0.72	8.11	(2.70)
Total from investment activities	(0.74)		1.35	8.64	(2.61)
Distributions to shareholders from:
Net investment income	(0.40)		(0.64)	(0.52)	—
Total distributions	(0.40)		(0.64)	(0.52)	—
Net Asset Value, end of period	$29.87		$31.01	$30.30	$22.18
Total Return (%)	(2.34	)(3)	4.45	39.50	(10.53	)(3)
Total Return at Market Price (%)	(2.41	)(3)	4.36	39.21	(10.29	)(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	2.33	(4)	2.01	2.05	2.46	(4)
Supplemental Data
Net Assets at end of period (000’s)	$4,481		$5,427	$5,303	$2,773
Portfolio turnover (%)(5)	85	(3)	208	198	45	(3)
QRAFT AI-Enhanced U.S. Large Cap ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30		For the period May 20, 2019(1) through April 30, 2020
			2022	2021
Net Asset Value, beginning of period	$38.74		$40.62	$26.83	$24.73
Investment Activities
Net investment income (loss)(2)	0.18		0.06	(0.02)	0.14
Net realized and unrealized gain (loss)	(2.36)		(1.91)	14.50	3.07
Total from investment activities	(2.18)		(1.85)	14.48	3.21
Distributions to shareholders from:
Net investment income	(0.17)		(0.03)	(0.02)	(0.12)
Net realized gain	—		—	(0.67)	(0.99)
Total distributions	(0.17)		(0.03)	(0.69)	(1.11)
Net Asset Value, end of period	$36.39		$38.74	$40.62	$26.83
Total Return (%)	(5.60	)(3)	(4.57)	54.12	12.84	(3)
Total Return at Market Price (%)	(5.47	)(3)	(4.63)	53.83	12.96	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	0.94	(4)	0.15	(0.06)	0.56	(4)
Supplemental Data
Net Assets at end of period (000’s)	$6,369		$11,621	$20,311	$3,354
Portfolio turnover (%)(5)	190	(3)	180	263	219	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST FINANCIAL HIGHLIGHTS (Concluded)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		Years Ended April 30		For the period May 20, 2019(1) through April 30, 2020
			2022	2021
Net Asset Value, beginning of period	$27.72		$35.19	$25.75	$24.70
Investment Activities
Net investment income (loss)(2)	0.13		0.01	(0.04)	0.07
Net realized and unrealized gain (loss)	(0.57)		(7.21)	17.27	2.41
Total from investment activities	(0.44)		(7.20)	17.23	2.48
Distributions to shareholders from:
Net investment income	(0.12)		(0.01)	(0.02)	(0.04)
Net realized gain	—		(0.26)	(7.77)	(1.39)
Total distributions	(0.12)		(0.27)	(7.79)	(1.43)
Net Asset Value, end of period	$27.16		$27.72	$35.19	$25.75
Total Return (%)	(1.53	)(3)	(20.63)	69.95	9.99	(3)
Total Return at Market Price (%)	(1.46	)(3)	(20.67)	69.50	10.16	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	0.75	0.75	(4)
Net investment income (loss) (%)	1.02	(4)	0.03	(0.13)	0.28	(4)
Supplemental Data
Net Assets at end of period (000’s)	$11,543		$15,940	$21,992	$2,575
Portfolio turnover (%)(5)	242	(3)	790	346	275	(3)
QRAFT AI-Enhanced U.S. Next Value ETF Selected Per Share Data	For the Six Months Ended October 31, 2022 (Unaudited)		Year Ended April 30, 2022	For the period December 2, 2020(1) through April 30, 2021
Net Asset Value, beginning of period	$31.54		$31.60	$25.14
Investment Activities
Net investment income (loss)(2)	0.19		0.52	0.10
Net realized and unrealized gain (loss)	0.34		0.01	6.46
Total from investment activities	0.53		0.53	6.56
Distributions to shareholders from:
Net investment income	(0.21)		(0.44)	(0.10)
Net realized gain	—		(0.15)	—
Total distributions	(0.21)		(0.59)	(0.10)
Net Asset Value, end of period	$31.86		$31.54	$31.60
Total Return (%)	1.75	(3)	1.62	26.10	(3)
Total Return at Market Price (%)	2.04	(3)	1.32	26.89	(3)
Ratios to Average Net Assets
Expenses (%)	0.75	(4)	0.75	0.75	(4)
Net investment income (loss) (%)	1.22	(4)	1.63	0.83	(4)
Supplemental Data
Net Assets at end of period (000’s)	$5,576		$5,519	$4,740
Portfolio turnover (%)(5)	119	(3)	379	173	(3)

(1)  Commencement of operations.

(2)  Per share numbers have been calculated using the average shares method.

(3)  Not annualized for periods less than one year.

(4)  Annualized for periods less than one year.

(5)  Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.

See accompanying Notes to Financial Statements.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS	October 31, 2022 (Unaudited)

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the 1940 Act as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the series in which Shares are held. The financial statements presented herein relate to the funds listed below and are individually referred to as a “Fund” or collectively as the “Funds”:

QRAFT AI-Enhanced U.S. High Dividend ETF
QRAFT AI-Enhanced U.S. Large Cap ETF
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
QRAFT AI-Enhanced U.S. Next Value ETF

Each Fund is an actively managed exchange-traded fund (“ETF”). Unlike index ETFs, actively managed ETFs do not seek to track the performance of a specified index. Instead, actively managed ETFs use an active investment strategy in seeking to meet their investment objectives. Actively managed ETFs are required to publish their portfolio holdings on a daily basis. The availability of this information, which is used by, among others, large institutional investors when deciding to purchase or redeem Creation Units of the ETF, is designed to ensure that shares of the ETF do not trade at a material premium or discount in relation to NAV per share.

The QRAFT AI-Enhanced U.S. High Dividend ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in dividend paying securities of U.S. listed companies. Each of the QRAFT AI-Enhanced U.S. Large Cap ETF and the QRAFT AI-Enhanced U.S. Large Cap Momentum ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed large capitalization companies (as such term is defined in each Fund’s prospectus). The QRAFT AI-Enhanced U.S. Next Value ETF seeks to achieve its investment objective by investing at least 80% of its net assets, plus the amounts of any borrowings for investment purposes, in securities of U.S. listed companies.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value each Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

Each Fund records investments at fair value using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Adviser’s fair value committee (the “Committee”), in accordance with the Trust’s Board-approved valuation procedures, to determine a security’s fair value. In determining such value, the Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. With respect to securities that are primarily listed on foreign exchanges, the value of each Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

Each Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of each Fund (observable inputs) and (2) each Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•   Level 1 – Quoted prices in active markets for identical assets.

•   Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•   Level 3 – Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of October 31, 2022 for each Fund based upon the three levels defined above:

QRAFT AI-Enhanced U.S. High Dividend ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$4,448,004	$—	$—	$4,448,004
Short-Term Investments	22,518	—	—	22,518
Total	$4,470,522	$—	$—	$4,470,522
QRAFT AI-Enhanced U.S. Large Cap ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$6,348,184	$—	$—	$6,348,184
Short-Term Investments	19,858	—	—	19,858
Total	$6,368,042	$—	$—	$6,368,042

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$11,506,808	$—	$—	$11,506,808
Short-Term Investments	36,041	—	—	36,041
Total	$11,542,849	$—	$—	$11,542,849
QRAFT AI-Enhanced U.S. Next Value ETF	Level 1	Level 2	Level 3	Total
Investments
Common Stocks(a)	$5,561,762	$—	$—	$5,561,762
Short-Term Investments	13,280	—	—	13,280
Total	$5,575,042	$—	$—	$5,575,042

(a)  See Schedule of Investments for additional detailed categorizations.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount using the effective yield method. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend and Interest Income on the Statements of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with each Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of each Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of each Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. Each Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. Each Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which each Fund invests.

(d) Federal Income Tax

It is the policy of each Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”) and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as each Fund qualifies as a regulated investment company.

Management of each Fund has evaluated tax positions taken or expected to be taken in the course of preparing each Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require each Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. Each Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of October 31, 2022, no Fund had any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

Each Fund pays out dividends from its net investment income at least quarterly and distributes its net capital gains, if any, to investors at least annually. Each Fund may make distributions on a more frequent basis for such Fund to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to each Fund pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to each Fund. The Adviser is responsible for the day-to-day management of the Funds, including, among other things, providing an investment program for each Fund, trading portfolio securities on behalf of each Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. The Adviser also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for each Fund to operate. The Adviser administers each Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides, each Fund pays the Adviser a fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of each Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

QRAFT Technologies, Inc. (“Qraft”) is the Funds’ sponsor. In connection with an arrangement between the Adviser and Qraft, Qraft has agreed to assume the Adviser’s obligation to pay all expenses of the Funds (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. Qraft will also provide marketing support for the Funds including, but not limited to, distributing each Fund’s materials and providing the Funds with access to and the use of Qraft’s other marketing capabilities, including communications through print and electronic media. For its services, Qraft is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of each Fund. Qraft does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Funds.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

An Interested Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

(b) Distribution Arrangement

Foreside Fund Services, LLC (the “Distributor”), a Delaware limited liability company, is the principal underwriter and distributor of each Fund’s Shares. The Distributor does not maintain any secondary market in any Fund’s Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of each Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust.

(c) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon”) serves as each Fund’s fund accountant, transfer agent, custodian and administrator.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended October 31, 2022 were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. High Dividend ETF	$4,226,463	$458,256
QRAFT AI-Enhanced U.S. Large Cap ETF	17,278,318	18,169,708
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	32,986,004	33,757,396
QRAFT AI-Enhanced U.S. Next Value ETF	6,419,747	6,790,262

Purchases and sales of in-kind transactions for the period ended October 31, 2022 were as follows:

Fund	Purchases	Sales
QRAFT AI-Enhanced U.S. High Dividend ETF	$2,131,015	$2,582,869
QRAFT AI-Enhanced U.S. Large Cap ETF	3,743,170	7,320,589
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	8,544,912	11,561,705
QRAFT AI-Enhanced U.S. Next Value ETF	761,241	370,557

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Each Fund’s Shares may only be purchased and sold on the Exchange through a broker-dealer. Because each Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

Each Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of a Fund. Fund Shares may only be purchased or redeemed directly from each Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of each Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit each Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of each Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from each Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A purchase (i.e., creation) transaction fee may be imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. Each Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Each Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fees for QRAFT AI-Enhanced U.S. High Dividend ETF, QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and QRAFT AI-Enhanced U.S. Next Value ETF are $500, $1,750, $250 and $500, respectively, regardless of the number of Creation Units created in the transaction.

A redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. Each Fund may adjust the redemption transaction fee from time to time based upon actual experience. In addition, a variable fee, payable to each Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for each Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting each Fund’s securities to the account of the Trust. The non-standard charges are payable to each Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of each Fund’s securities and the cash redemption amount and other transactions costs. The standard redemption transaction fees for QRAFT AI-Enhanced U.S. High Dividend ETF, QRAFT AI-Enhanced U.S. Large Cap ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF and QRAFT AI-Enhanced U.S. Next Value ETF are $500, $1,750, $250 and $500, respectively, regardless of the number of Creation Units created in the transaction.

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Continued)	October 31, 2022 (Unaudited)

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in each Fund and each Fund’s performance could trail that of other investments. Unless otherwise noted, each Fund is subject to the principal risks noted below, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Funds’ prospectus. Please refer to the relevant Fund’s prospectus for a complete description of the principal risks of investing in that Fund.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Models and Data Risk. Each Fund relies heavily on a proprietary artificial intelligence selection model as well as data and information supplied by third parties that are utilized by such model. To the extent the model does not perform as designed or as intended, each Fund’s strategy may not be successfully implemented, and each Fund may lose value. If the model or data are incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities that would have been excluded or included had the model or data been correct and complete.

Non-Diversification Risk (QRAFT AI-Enhanced U.S. High Dividend ETF, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF, and QRAFT AI-Enhanced U.S. Next Value ETF only). As non-diversified investment companies under the 1940 Act, each Fund may hold a smaller number of portfolio securities than many other funds and may be more sensitive to any single economic, business, political or regulatory occurrence than a diversified fund. To the extent a Fund invests in a relatively small number of issuers, a decline in the market value of a particular security held by that Fund may affect its value more than if it invested in a larger number of issuers. The value of a Fund’s shares may be more volatile than the values of shares of more diversified funds.

Sector Focus Risk. Each Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. Each Fund identifies its sector weightings in its Summary of Investments and the sector exposure is expected to vary over time.

Note 7 – Federal Income Taxes

As of the tax year ended April 30, 2022, the components of Distributable earnings (loss) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains (Losses)	Unrealized Appreciation (Depreciation) on Investments	Distributable Earnings (Loss)
QRAFT AI-Enhanced U.S. High Dividend ETF	$17,292	$(567,911)	$(75,534)	$(626,153)
QRAFT AI-Enhanced U.S. Large Cap ETF	977	(2,001,594)	(1,585,300)	(3,585,917)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	—	(11,567,510)	(1,229,144)	(12,796,654)
QRAFT AI-Enhanced U.S. Next Value ETF	4,993	(594,947)	(306,208)	(896,162)

EXCHANGE LISTED FUNDS TRUST NOTES TO FINANCIAL STATEMENTS (Concluded)	October 31, 2022 (Unaudited)

At October 31, 2022, gross unrealized appreciation and depreciation of investments owned by each Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost of Investments	Unrealized Appreciation on Investments	Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
QRAFT AI-Enhanced U.S. High Dividend ETF	$4,346,607	$219,819	$(95,904)	$123,915
QRAFT AI-Enhanced U.S. Large Cap ETF	6,645,360	276,113	(553,431)	(277,318)
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	10,814,036	890,758	(161,945)	728,813
QRAFT AI-Enhanced U.S. Next Value ETF	5,297,771	472,212	(194,941)	277,271

As of the tax year ended April 30, 2022, each Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term	Total Amount
QRAFT AI-Enhanced U.S. High Dividend ETF	$565,029	$2,882	$567,911
QRAFT AI-Enhanced U.S. Large Cap ETF	1,940,464	61,130	2,001,594
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF	11,565,039	1,603	11,566,642
QRAFT AI-Enhanced U.S. Next Value ETF	591,494	3,453	594,947

To the extent that a Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Code limitations.

As of April 30, 2022, QRAFT AI-Enhanced U.S. Large Cap Momentum ETF had $868 of qualified late-year ordinary losses, which are deferred until May 1, 2022 for tax purposes. Net late-year losses incurred after December 31, 2021, and within the taxable year are deemed to arise on the first day of the Fund’s next taxable year.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Note 8 – Recent Market Events

The spread of COVID-19 around the world has caused significant volatility in U.S. and international markets. There is significant uncertainty around the breadth and duration of business disruptions related to the COVID-19 pandemic, as well as its impact on the U.S. and international economies. The operational and financial performance of the issuers of securities in which the Funds invest depends on future developments, including the duration and spread of the outbreak, and such developments may in turn impact the value of each Fund’s investments. The ultimate impact of the pandemic on the financial performance of each Fund’s investments is not reasonably able to be estimated at this time.

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known.

Note 9 – Events Subsequent to the Fiscal Year End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. On December 19, 2022, the Board approved the liquidation of the QRAFT AI-Enhanced U.S. High Dividend ETF. The Fund is expected to liquidate on or about January 23, 2023.

Management has determined there are no other material events.

EXCHANGE LISTED FUNDS TRUST DISCLOSURE OF FUND EXPENSES	October 31, 2022 (Unaudited)

All ETFs have operating expenses. As a shareholder of a Fund, you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Funds’ shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates each Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes – NOT your Fund’s actual return – the account values shown may not apply to your specific investment.

	Beginning Account Value May 1, 2022	Ending Account Value October 31, 2022	Annualized Expense Ratio	Expenses Paid During Period(1)
QRAFT AI-Enhanced U.S. High Dividend ETF
Actual Performance	$1,000.00	$976.60	0.75%	$3.74
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
QRAFT AI-Enhanced U.S. Large Cap ETF
Actual Performance	$1,000.00	$944.00	0.75%	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
QRAFT AI-Enhanced U.S. Large Cap Momentum ETF
Actual Performance	$1,000.00	$984.70	0.75%	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	0.75%	$3.82
QRAFT AI-Enhanced U.S. Next Value ETF
Actual Performance	$1,000.00	$1,017.50	0.75%	$3.81
Hypothetical (5% return before expenses)	$1,000.00	$1,024.42	0.75%	$3.82

(1)  Expenses paid during the period are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 (the number of days in the most recent six-month period), then divided by 365.

EXCHANGE LISTED FUNDS TRUST REVIEW OF LIQUIDITY RISK MANAGEMENT PROGRAM	October 31, 2022 (Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Funds”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a Fund will be unable to meet its redemption obligations and mitigating dilution of the interests of its shareholders. The Trust’s liquidity risk management program (the “Program”), which adopts the liquidity risk management policies and procedures of Exchange Traded Concepts, LLC, the Trust’s investment adviser (the “Adviser”), is tailored to reflect the Funds’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of the Funds.

The Adviser, which is the administrator of the Program, has formed a Liquidity Risk Working Group (“LRWG”) consisting of certain individuals from ETC’s portfolio management, capital markets and compliance teams. The LRWG is responsible for conducting an initial assessment of the liquidity risk of the Funds and to manage the liquidity risk of the Funds on an ongoing basis. Meetings of the LRWG are held no less than monthly.

At the February 2022 meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2021. The report concluded that the Program is adequately designed to assess and manage the Funds’ liquidity risk and has been effectively implemented. The report reflected that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding a Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT	October 31, 2022 (Unaudited)

At a meeting held on September 21, 2022 (the “Meeting”), the Board of Trustees (the “Board”) of Exchange Listed Funds Trust (the “Trust”) considered and approved the continuance of the investment advisory agreement between the Trust, on behalf of the QRAFT AI-Enhanced U.S Large Cap ETF and QRAFT AI-Enhanced U.S Large Cap Momentum ETF, QRAFT AI-Enhanced U.S. High Dividend ETF, and QRAFT AI-Enhanced U.S. Next Value ETF (collectively, the “Funds”), and Exchange Traded Concepts, LLC (“ETC”) pursuant to which ETC provides advisory services to the Funds (the “Agreement”).

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Agreement must be approved by a vote of (i) the Trustees or the shareholders of the Fund and (ii) a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approvals, the Board must request and evaluate, and ETC is required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreement. In addition, rules under the 1940 Act require each Fund to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of the Agreement.

Consistent with these responsibilities, prior to the Meeting, the Board reviewed written materials from ETC and, at the Meeting, representatives from ETC presented additional oral and written information to help the Board evaluate the Agreement. Among other things, representatives from ETC provided an overview of its advisory business, including investment personnel and investment processes. Prior to the Meeting, the Trustees met to review and discuss certain information provided. During the Meeting, the Board discussed the materials it received, including a memorandum from legal counsel to the Independent Trustees on the responsibilities of Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered ETC’s oral presentation, and deliberated on the approval of the Agreement in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from ETC. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel separately and without management present.

In considering whether to approve the continuance of the Agreement, the Board took into consideration (i) the nature, extent, and quality of the services provided by ETC to each Fund; (ii) each Fund’s performance; (iii) ETC’s costs of and profits realized from providing advisory services to each Fund, including any fall-out benefits enjoyed by ETC or its affiliates; (iv) comparative fee and expense data; (v) the extent to which the advisory fee for each Fund reflects economies of scale shared with Fund shareholders; and (vi) other factors the Board deemed to be relevant.

Nature, Extent, and Quality of Services. With respect to the nature, extent, and quality of the services provided to each Fund, the Board considered ETC’s specific responsibilities in all aspects of day-to-day management of the Funds. The Board noted that such responsibilities include developing, implementing, and maintaining each Fund’s investment program; trading portfolio securities and other investment instruments on behalf of each Fund; selecting broker-dealers to execute purchase and sale transactions; determining the daily baskets of deposit securities and cash components; executing portfolio securities trades for purchases and redemptions of Fund shares conducted on a cash-in-lieu basis; overseeing general portfolio compliance with relevant law; monitoring compliance with various policies and procedures and applicable securities regulations; quarterly reporting to the Board; and implementing Board directives as they relate to each Fund. The Board noted that it had been provided with ETC’s registration form on Form ADV as well as ETC’s responses to a detailed series of questions, which included a description of ETC’s operations, services, personnel, compliance program, risk management program, and financial condition, and whether there had been material changes to such information since it was last presented to the Board. The Board considered the qualifications, experience, and responsibilities of ETC’s investment personnel, the quality of ETC’s compliance infrastructure, and the determination of the Trust’s Chief Compliance Officer that ETC has appropriate compliance policies and procedures in place. The Board considered ETC’s experience working with ETFs including the Funds, other series of the Trust, and other ETFs outside of the Trust.

The Board also considered other services provided to the Funds by ETC, such as arranging for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate; administering the Funds’ business affairs; providing office facilities and equipment and certain clerical, bookkeeping and administrative services; liaising with and reporting to the Board on matters relating to Fund operations, portfolio management and other matters essential to the Funds’ business activities; supervising each Fund’s registration as an investment company and the offering of

EXCHANGE LISTED FUNDS TRUST BOARD CONSIDERATION OF APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Concluded)	October 31, 2022 (Unaudited)

Fund shares to the public, including oversight and preparation of regulatory filings; working with ETF market participants, including authorized participants, market makers, and exchanges, to help facilitate an orderly trading environment for each Fund’s shares; and providing its officers and employees to serve as officers or Trustees of the Trust.

Based on the factors discussed above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent, and quality of the services provided to each Fund by ETC.

Performance. The Board reviewed each Fund’s performance in light of its stated investment objective, noting that each Fund is actively managed. The Board was provided with reports regarding the past performance of each Fund, including a report prepared by ISS, an independent third party, and compared each Fund’s performance to the performance of a group of peer funds for various time periods. The Board noted that, for all periods ended June 30, 2022, QRFT’s performance was above its peer group average, HDIV’s performance was above its peer group median, NVQ’s performance was above its peer group median and average, and AMOM’s performance was lower than its peer group median and average for the one-year and year-to-date periods ended June 30, 2022 but higher than its peer group median and average for the three-year period ended June 30, 2022. In reviewing each Fund’s performance, the Board took into account that each Fund has had a relatively short operating history over which to consider performance. The Board further noted that it received regular reports regarding each Fund’s performance at its quarterly meetings.

Cost of Advisory Services and Profitability. The Board reviewed the advisory fee paid by each Fund to ETC under the Agreement. The Board reviewed a report prepared by ISS, an independent third party, comparing each Fund’s advisory fee to those paid by a group of peer funds. The Board noted that the report included one or more mutual funds in each Fund’s peer groups, which were intended to enhance the Board’s ability to evaluate the quality of fees and expenses on a broader scale. The Board took into account the differences in operations and fee structures between ETFs and mutual funds and gave such weight to the mutual fund data as it deemed appropriate. The Board noted that ISS selected the particular mutual funds that were included in its report. The Board noted that each Fund’s advisory fee was higher than the median of its peer group range and that HDIV was the highest of its ETF peers and each of QRFT, NVQ, and AMOM was second highest of its ETF peers. The Board took into account that due to the specialized nature of each Fund’s strategy, there are limitations in comparing the Fund’s advisory fee to those of other funds and the information provided by the peer group report may not provide meaningful direct comparisons to the Funds. The Board took into consideration that the advisory fee for each Fund is a “unitary fee,” meaning that each Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, ETC is responsible for compensating each Fund’s other service providers and paying each Fund’s other expenses out of its own fee and resources and that, while the Funds’ sponsor has agreed to assume such responsibility, ETC is ultimately responsible for ensuring the obligation is satisfied. The Board considered information provided about the costs and expenses incurred by ETC in providing advisory services, evaluated the compensation and benefits received by ETC from its relationship with each Fund, and reviewed a profitability analysis from ETC with respect to each Fund. The Board considered the risks borne by ETC associated with providing services to the Funds, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Funds. Based on the foregoing information, the Board concluded that the advisory fees appeared reasonable in light of the services rendered.

Economies of Scale. The Board considered whether economies of scale have been realized with respect to the Funds. The Board concluded that no significant economies of scale have been realized and that the Board will have the opportunity to periodically reexamine whether such economies have been achieved.

Conclusion. No single factor was determinative of the Board’s decision to approve the continuance of the Agreement on behalf of each Fund; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, determined that the Agreement, including the compensation payable thereunder, was fair and reasonable to each Fund. The Board, including the Independent Trustees, therefore, determined that the approval of the continuance of the Agreement was in the best interests of each Fund and its shareholders.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

Exchange Traded Concepts’ proxy voting policies and procedures are attached to the Funds’ Statements of Additional Information, which is available without charge by visiting the Funds’ website at www.qraftaietf.com or the SEC’s website at www.sec.gov or by calling toll-free (855) 973-7880.

In addition, a description of how each Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free (855) 973-7880 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal period as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. Each Fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov. In addition, each Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.qraftaietf.com.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

(b)	Not applicable.

ITEM 2: CODE OF ETHICS.

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for Semi-Annual Reports.

Item 4: Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

Item 5: Audit Committee of Listed registrants.

Not applicable for Semi-Annual Reports.

Item 6: Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/20/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens
President and Principal Executive Officer

Date:	12/20/2022

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke
Principal Financial Officer

Date:	12/20/2022